Summary of Significant Accounting Policies - Non-controlling Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 11, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests	$ (11,174)	$ 173,915	$ 161,591
Controlling Interest	7,806	(82,933)	(310,577)
Net (loss) income	(3,368)	90,982	(148,986)
Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests	(49,771)	138,271	83,894
Distributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests	0	0	40,138
Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests	12,900	9,955	11,814
Preferred Partner
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests	25,702	25,702	25,702
Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests	(174,787)	105,455	47,887
Controlling Interest	(67,585)	(18,138)	(6,525)
Net (loss) income	(242,372)	87,317	41,362
Increase in Net Income Loss Attributable To Controlling Interest, Realized Gain Loss on Sale of Vessels Previously Deferred	(1,800)
Increase in Net Income Loss Attributable To Noncontrolling Interest		43,200	18,400
Decrease in Net Income Loss Attributable to Controlling Interest		43,200	18,400
Decrease in Net Income Loss Attributable To Noncontrolling Interest, , Realized Gain Loss on Sale of Vessels Previously Deferred	(1,800)
Teekay Tankers | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests	(174,787)	105,455	47,887
Controlling Interest	(67,585)	(18,138)	(6,525)
Other Entities and Eliminations
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests	(5)	(13)	43
Seapeak
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests	163,618	68,473	113,661
Controlling Interest	91,930	28,839	50,943
Net (loss) income	255,548	97,312	164,604
Increase in Net Income Loss Attributable To Controlling Interest, Realized Gain Loss on Sale of Vessels Previously Deferred		(7,500)
Decrease in Net Income Loss Attributable to Noncontrolling Interest		(7,500)
Seapeak | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests	125,016	32,816	36,007
Controlling Interest	91,930	28,839	30,575
Seapeak | Distributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests	0	0	40,138
Controlling Interest	0	0	20,368
Seapeak | Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests	12,900	9,955	11,814
Seapeak | Preferred Partner
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to non-controlling interests	$ 25,702	$ 25,702	$ 25,702
Seapeak
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	42.40%	42.40%		42.00%
Preferred Unitholders | Seapeak
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	100.00%